Borrowings - Additional Information (Details)					1 Months Ended							12 Months Ended
	Jan. 24, 2022 CAD ($) Instalments	Jul. 28, 2021 USD ($)	May 28, 2021 CAD ($)	Feb. 05, 2021 CAD ($) Instalments	Jan. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jan. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Oct. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Remaining undrawn amount of loan facility																							$ 1,861,830	$ 2,095,015
Liabilities												$ 75,218,083			$ 18,461,471
Borrowings												53,626,542			6,263,625								$ 13,376		$ 1,919
Net assets												364,343,319			184,395,802
Commercial land and buildings purchased												$ 115,462,952			26,164,470			$ 5,339,448
Day one gain on loan													$ 302,922
Commercial Land and Buildings | Chattanooga, USA
Disclosure of detailed information about borrowings [line items]
Total amount available under facility		$ 30,100,000
Liabilities																								29,467,266
Interest rate		4.09%
Carrying amount of asset pledged as collateral		$ 40,913,359
Interest expense incurred														$ 223,229			$ 92,189			$ 80,445
Loan facility, frequency of periodic payment												monthly	monthly	monthly
Loan facility periodic payment commencement month and year		2021-09
Loan facility periodic payment end month and year		2031-08
Minimum liquidity																								$ 3,100,000
Debt service coverage ratio												1.2											1.2	1.2
Commercial land and buildings purchased		$ 42,600,000
Commercial Land and Buildings | Chattanooga, USA | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Net assets																								$ 30,100,000
Equipment
Disclosure of detailed information about borrowings [line items]
Total amount available under facility	$ 2,300,000
Amount drawn down from facility																							$ 500,000
Liabilities																							500,000
Interest rate	1.50%
Borrowings interest rate basis	The facility is bearing interest at the bank’s base rate minus 1.5% payable monthly
Borrowings number of monthly instalments | Instalments	119
Borrowings maturity month and year	November 2033
Interest expense incurred													$ 7,617			$ 0			$ 0
Loan remains to be disbursed																							1,800,000
Equipment | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings monthly principal instalment					$ 19,160	$ 19,960
Battery Technology Solutions Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Initial loan											$ 1,330,000
Total amount available under facility				$ 2,680,000
Liabilities																							2,597,512
Interest rate				1.00%
Borrowings interest rate basis				The facility is bearing interest at the bank’s base rate minus 1% payable monthly
Borrowings number of monthly instalments | Instalments				265
Borrowings monthly principal instalment				$ 9,760					$ 1,352
Borrowings maturity month and year				September 2044
Carrying amount of asset pledged as collateral												$ 4,890,976			3,104,819
Interest expense incurred													94,210			48,168			64,470
Contribution agreement													250,000
Cathode Business | Commercial Land and Buildings | Nova Scotia, Canada
Disclosure of detailed information about borrowings [line items]
Initial loan			$ 4,375,000
Total amount available under facility	$ 4,985,000
Liabilities																							4,923,170
Interest rate	1.00%
Borrowings interest rate basis	The facility is bearing interest at the bank’s base rate minus 1% payable monthly
Borrowings number of monthly instalments | Instalments	299
Borrowings																							4,923,170
Borrowings maturity month and year	November 2047
Carrying amount of asset pledged as collateral												$ 5,665,963			$ 4,006,926
Interest expense incurred													156,522			$ 9,975			$ 0
Loan remains to be disbursed																							61,830
Commercial land and buildings purchased			$ 3,550,000
Cathode Business | Commercial Land and Buildings | Nova Scotia, Canada | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings monthly principal instalment							$ 16,610	$ 18,610
Cathode Business | Equipment
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility																							900,000
Contribution agreement													$ 1,000,000
ACOA, December 2017 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility																							500,000
Contribution agreement											$ 500,000
Day one gain on loan																						$ 100,152
ACOA, October 2018 loan
Disclosure of detailed information about borrowings [line items]
Amount drawn down from facility																							$ 500,000
Contribution agreement										$ 500,000
Day one gain on loan																					$ 114,106